October 23, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                      NAVELLIER LARGE CAP GROWTH PORTFOLIO
                       NAVELLIER MID CAP GROWTH PORTFOLIO
                    NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO
                      NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
                       NAVELLIER SMALL CAP VALUE PORTFOLIO
                       NAVELLIER LARGE CAP VALUE PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

The Navellier Performance Funds Large Cap Growth Portfolio transferred all of its assets to the Touchstone Large Cap Growth Fund - Class A shares after the close of business on October 3, 2003.

The following information replaces information under the headings "Who is Responsible for the Portfolios" on page 33 of the Prospectus:

INVESTMENT ADVISER

Navellier Management, Inc. is the Investment Adviser to all the Portfolios. Navellier is located at One East Liberty, Third Floor, Reno, Nevada, 89501.

Navellier approaches the investment process as a team. Through the efforts of our research and portfolio management staff we are able to effectively implement Navellier's unique investment philosophy. Leading this team of investment professionals is Louis Navellier. Each of our Portfolios is managed by an investment team led by one of our Portfolio Managers. The Portfolio Manager makes the day-to-day decisions regarding buying and selling specific securities for the Portfolio.

LOUIS G. NAVELLIER has been the CEO and President of Navellier Management, Inc. since 1994. He has an aggressive investment style suitable only for investors willing to accept a little more risk and who can hold stocks long-term. Mr. Navellier developed a computer model based on an existing proven model, which identifies attractive stocks to meet the goals of each Portfolio. He has been advising Portfolio Managers based on his investment technique since 1987. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Portfolios.

ALAN ALPERS is a Chartered Financial Analyst and has eighteen years experience in the securities industry. At Navellier, Mr. Alpers manages the quantitative research process and supervises securities selection and portfolio allocation decisions. Mr. Alpers is the Portfolio Manager responsible for the management of the Navellier Aggressive Growth Portfolio and participates on the management teams of the Navellier Aggressive Micro Cap Portfolio and Navellier Mid Cap Growth Portfolio.

MICHAEL BORGEN has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. At Navellier, Mr. Borgen is the Portfolio Manager responsible for the management of the Navellier Mid Cap Growth Portfolio and Navellier Aggressive Micro Cap Portfolio. In addition, Mr. Borgen conducts ongoing research enhancements of the firm's quantitative investment process and works on product development.

INVESTMENT ADVISER'S FEE We receive a 0.84% annual fee for managing all of the funds payable monthly, based upon each Portfolio's average daily net assets. We also receive a 0.25% annual fee for providing administrative services.

DISTRIBUTOR

Navellier Securities Corp. is the Distributor for the Portfolios and is responsible for the sale and distribution of shares to individual shareholders and broker-dealers. Mr. Navellier is 100% owner of the Distributor.

                                                                October 23, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                       NAVELLIER MID CAP GROWTH PORTFOLIO
                                 CLASS I SHARES

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

The following information replaces information under the headings "Who is Responsible for the Portfolio" on page 7 of the Prospectus:

INVESTMENT ADVISER

Navellier Management, Inc. is the Investment Adviser to all the Portfolios. Navellier is located at One East Liberty, Third Floor, Reno, Nevada, 89501.

Navellier approaches the investment process as a team. Through the efforts of our research and portfolio management staff we are able to effectively implement Navellier's unique investment philosophy. Leading this team of investment professionals is Louis Navellier. Each of our Portfolios is managed by an investment team led by one of our Portfolio Managers. The Portfolio Manager makes the day-to-day decisions regarding buying and selling specific securities for the Portfolio.

LOUIS G. NAVELLIER has been the CEO and President of Navellier Management, Inc. since 1994. He has an aggressive investment style suitable only for investors willing to accept a little more risk and who can hold stocks long-term. Mr. Navellier developed a computer model based on an existing proven model, which identifies attractive stocks to meet the goals of each Portfolio. He has been advising Portfolio Managers based on his investment technique since 1987. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Portfolios.

ALAN ALPERS is a Chartered Financial Analyst and has eighteen years experience in the securities industry. At Navellier, Mr. Alpers manages the quantitative research process and supervises securities selection and portfolio allocation decisions. Mr. Alpers is the Portfolio Manager responsible for the management of the Navellier Aggressive Growth Portfolio and participates on the management teams of the Navellier Aggressive Micro Cap Portfolio and Navellier Mid Cap Growth Portfolio.

MICHAEL BORGEN has eight years experience in the securities industry and joined Navellier in 1995 as a Quantitative Research Analyst. At Navellier, Mr. Borgen is the Portfolio Manager responsible for the management of the Navellier Mid Cap Growth Portfolio and Navellier Aggressive Micro Cap Portfolio. In addition, Mr. Borgen conducts ongoing research enhancements of the firm's quantitative investment process and works on product development.

INVESTMENT ADVISER'S FEE We receive a 0.84% annual fee for managing all of the funds payable monthly, based upon each Portfolio's average daily net assets. We also receive a 0.25% annual fee for providing administrative services.

DISTRIBUTOR

Navellier Securities Corp. is the Distributor for the Portfolios and is responsible for the sale and distribution of shares to individual shareholders and broker-dealers. Mr. Navellier is 100% owner of the Distributor.

                                                                October 23, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

On September 8, 2003, the Board of Trustees approved the termination of the Navellier Performance Aggressive Small Cap Equity Portfolio (the "Portfolio"). Shares of the Portfolio are not currently available for purchase. All shares of the Portfolio will be redeemed and the Portfolio will cease operations on or about October 31, 2003.